Additional Information Required by the Argentine Central Bank - Schedule of Shareholders' Equity (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Share Capital	$ 1,474,692	$ 1,474,692
Additional paid in Capital	1,463,420,048	$ 1,463,420,048
Argentine Central Bank
Share Capital	1,474,692
Additional paid in Capital	17,281,187
Adjustments to shareholders´ equity	1,463,420,048
Legal reserve	48,761,444
Distributable reserves	1,854,460,825
Non distributable reserves	4,445,497
Profit for the year	677,803,627
Total Shareholder’s equity under the rules of the Argentine Central Bank	$ 4,067,647,320